Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Long-Term Investments

	December 31, 2013	December 31, 2012
Equity-method investments	63	106
Cost-method investments	13	13

Total	76	119

Equity Investments

Equity-method investments as at December 31, 2013 and December 31, 2012 were as follows:

In millions of U.S. dollars, except percentages	December 31, 2013		December 31, 2012
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	—	—	9	49.0%
ST-Ericsson SA	50	50.0%	—	—
3Sun S.r.l.	13	33.3%	91	33.3%
MicroOLED SAS	—	39.6%	6	39.6%

Total	63		106

Summarized Financial Information of Company's Equity-Method Investments

The summarized financial information of the Company’s equity-method investments as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 is presented below:

In millions of U.S. dollars	December 31, 2013	December 31, 2012
Current assets	266	121
Non-current assets	287	573
Current liabilities	178	168
Non-current liabilities	249	297

In millions of U.S. dollars	2013	2012	2011
Total revenues	282	422	255
Operating income (loss)	(271)	(51)	(10)
Net income (loss)	(282)	(103)	(11)